Long-Term Debt and Trust Preferred Securities - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	€ 42,988	€ 43,523
Long-term debt	159,715	172,316
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	76,285	84,924
Floating rate	33,210	37,082
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,493	4,882
Floating rate	1,738	€ 1,906
Due in 2018 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	28,289
Long-term debt	46,403
Due in 2018 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,259
Floating rate	5,321
Due in 2018 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	257
Floating rate	277
Due in 2019 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,778
Long-term debt	21,218
Due in 2019 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,843
Floating rate	8,549
Due in 2019 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	28
Floating rate	20
Due in 2020 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,836
Long-term debt	16,779
Due in 2020 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,691
Floating rate	4,156
Due in 2020 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,096
Floating rate	0
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	738
Long-term debt	17,958
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,939
Floating rate	4,282
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	706
Long-term debt	15,185
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,045
Floating rate	4,433
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due after 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	9,641
Long-term debt	42,172
Due after 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	20,509
Floating rate	6,469
Due after 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,112
Floating rate	€ 1,441